Average Annual Total Returns - THE GABELLI ABC FUND	Apr. 30, 2021
ICE Bank of America 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.67%
5 Years	1.20%
10 Years	0.64%
Lipper U.S. Treasury Money Market Fund Average
Average Annual Return:
1 Year	0.31%
5 Years	0.83%
10 Years	0.42%
S&P Long-Only Merger Arbitrage Index
Average Annual Return:
1 Year	16.57%
5 Years	7.27%
10 Years	5.51%
Inception Date	Jan. 17, 2008
Class AAA Shares
Average Annual Return:
1 Year	2.90%
5 Years	2.63%
10 Years	2.85%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.78%
5 Years	1.95%
10 Years	2.12%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.78%
5 Years	1.79%
10 Years	1.98%
Advisor Class Shares
Average Annual Return:
1 Year	2.70%
5 Years	2.38%
10 Years	2.60%